UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 6/30/2005

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Value Trust, Inc.

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.7%
Consumer Discretionary — 26.6%
Internet and Catalog Retail — 12.1%
Amazon.com, Inc.	23,500	$777,380	A,B
eBay Inc.	15,500	511,655	A
InterActiveCorp	34,000	817,700	A,B

		2,106,735

Leisure Equipment and Products — 2.8%
Eastman Kodak Company	18,012	483,617	B

Media — 6.5%
The DIRECTV Group, Inc.	29,020	449,802	A
Time Warner Inc.	20,100	335,871	A
WPP Group plc	34,000	349,934
WPP Group plc – ADR	5	240

		1,135,847

Multiline Retail — 3.0%
Sears Holdings Corporation	3,500	524,545	A

Specialty Retail — 2.2%
The Home Depot, Inc.	10,007	389,272

Consumer Staples — 2.3%
Food and Staples Retailing — 2.3%
Albertson’s, Inc.	16,011	331,111
The Kroger Co.	3,435	65,374	A

		396,485

Financials — 17.3%
Consumer Finance — 2.1%
Capital One Financial Corporation	4,503	360,293

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.3%
Citigroup Inc.	9,006	$416,362
J.P. Morgan Chase & Co.	19,013	671,546

		1,087,908

Insurance — 1.9%
The St. Paul Travelers Companies, Inc.	8,500	336,005

Thrifts and Mortgage Finance — 7.0%
Countrywide Financial Corporation	12,000	463,320
MGIC Investment Corporation	7,109	463,675	B
Washington Mutual, Inc.	7,235	294,396

		1,221,391

Health Care — 16.9%
Health Care Providers and Services — 15.4%
Aetna Inc.	7,005	580,146
Health Net Inc.	10,523	401,573	A,B
McKesson Corporation	11,271	504,841
UnitedHealth Group Incorporated	22,905	1,194,267

		2,680,827

Pharmaceuticals — 1.5%
Pfizer Inc.	9,500	262,010

Industrials — 7.6%
Commercial Services and Supplies — 1.9%
Waste Management Inc.	11,885	336,809

Industrial Conglomerates — 5.7%
Tyco International Ltd.	34,000	992,800

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Information Technology — 13.5%
Communications Equipment — 0.9%
Cisco Systems, Inc.	8,100	$154,791	A

Computers and Peripherals — 2.5%
International Business Machines Corporation	3,000	222,600
Seagate Technology	12,000	210,600	A

		433,200

Internet Software and Services — 5.8%
Google Inc.	2,101	618,127	A
Yahoo! Inc.	11,500	398,475	A

		1,016,602

Software — 4.3%
Electronic Arts Inc. (EA)	8,106	458,858	A
Intuit Inc.	6,000	270,660	A
Symantec Corporation	1,100	23,914	A

		753,432

Telecommunication Services — 10.6%
Diversified Telecommunication Services — 2.4%
Qwest Communications International Inc.	113,000	419,230	A,B

Wireless Telecommunication Services — 8.2%
Nextel Communications, Inc.	44,000	1,421,640	A

Utilities — 4.9%
Independent Power Producers and Energy Traders — 4.9%
The AES Corporation	52,036	852,350	A,B

Total Common Stock and Equity Interests (Identified Cost — $11,594,553)		17,365,789

	Shares/Par	Value

Repurchase Agreements — 0.3%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $25,526 on 7/1/05 (Collateral: $26,245 Fannie Mae discount note, due 9/14/05, value $26,038)	$25,524	$25,524
Goldman, Sachs & Company
3.37%, dated 6/30/05, to be repurchased at $25,526 on 7/1/05 (Collateral: $25,579 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $26,148)	25,523	25,523

Total Repurchase Agreements (Identified Cost — $51,047)		51,047

Total Investments — 100.03% (Identified Cost — $11,645,600)		17,416,836
Other Assets Less Liabilities — 0.03%		(5,162)

Net Assets — 100.0%		$17,411,674

Net Asset Value Per Share:
Primary Class		$63.51

Financial Intermediary Class		$68.62

Institutional Class		$69.57

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2005, the total market value of Affiliated Companies was $4,215,525 and the identified cost was $3,811,471.

Transactions With Affiliated Companies
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Value at	Purchased		Sold		Dividend	Value at	Realized
	3/31/05	Cost	Shares	Cost	Shares	Income	6/30/05	Gain/(Loss)

Amazon.com, Inc.	$805,345	$—	—	$—	—	$—	$777,380	$—
Eastman Kodak Company	553,350	26,477	1,012	—	—	4,500	483,617	—
Health Net Inc.	349,997	252	7	(4,775)	(184)	—	401,573	1,416
InterActiveCorp	757,180	—	—	—	—	—	817,700	—
MGIC Investment Corporation	462,525	298	5	(17,752)	(396)	1,066	463,675	5,260
Qwest Communications International, Inc.	410,700	7,491	2,000	—	—	—	419,230	—
The AES Corporation	851,760	535	36	—	—	—	852,350	—

	$4,190,857	$35,053		$(22,527)		$5,566	$4,215,525	$6,676

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.
(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected,

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.
By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: August 24, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date: August 24, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Treasurer, Legg Mason Value Trust, Inc.
Date: August 24, 2005